Other Assets and Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 2,421,154	¥ 2,487,389
Marketable equity securities included in investment in equity method investees, aggregated market values	1,987,008	2,702,838
Investment in equity method investees, recognized impairment losses of other-than-temporary declines in the value of investments in certain affiliated companies	¥ 21,672	51,645	¥ 29,442
Morgan Stanley [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage, approximately	23.93%
Marketable Equity Securities [Member]
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 1,809,161	1,936,468
Marketable Equity Securities [Member] | Morgan Stanley [Member]
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	1,411,131	1,326,339
Marketable Equity Securities [Member] | Morgan Stanley MUFG Securities, Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 185,255	¥ 178,679